CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Current Assets
Accounts receivable, net of allowance		$ 2,227
Current Liabilities
Convertible note payable net of debt discount	$ 85,890
Stockholders' Equity
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, authorized	5,000,000	5,000,000	5,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, authorized	200,000,000	200,000,000	200,000,000
Common stock, issued	10,677,110	10,499,610	15,247,600
Common stock, outstanding	10,677,110	10,499,610	15,247,600
Common stock shares to be issued	212,000	263,000	150,000